Cost of Sales	12 Months Ended
Dec. 31, 2022
Cost of Sales [Abstract]
Cost of Sales

21. Cost of Sales

	December 31,	December 31,	December 31,
	2022	2021	2020
Product purchases, packaging and logistics	362,584	173,758	—
Employee benefit and expenses	150,438	89,238	—
Inventory write-down	930,833	1,977,558	—
Total cost of sales	1,443,855	2,240,554	—